Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current expense (benefit), federal
Current expense (benefit), state
Total current
Deferred expense (benefit), federal	(4,600)	(2,382)
Deferred expense (benefit), state	(414)	(214)
Total deferred	(5,014)	(2,596)
Less: Valuation allowance	5,014	2,596
Total